Taxation - Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes at statutory rate	$ 0	$ 0	$ 0
Effect of transfers to new tax jurisdictions	0	0	4
Effect of change on uncertain tax positions relating to prior year	0	(85)	(7)
Effect of unremitted earnings of subsidiaries	38	0	0
Effect of taxable income in various countries	170	104	157
Total tax expense	$ 208	$ 19	$ 154